Discontinued Operations	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Discontinued Operations [Abstract]
Discontinued Operations

8. Discontinued Operations

The Company discontinued all auctions activities effective March 28, 2013. As a result, the operating results for the auctions program have been reclassified to income from discontinued operations in the condensed consolidated statements of operations.

During the three months ended June 30, 2015 and 2014, income from discontinued operations, net of taxes recognized from Credits breakage amounted to approximately $137,000 and $994,000, respectively, and during the nine months ended June 30, 2015 and 2014 amounted to approximately $0.4 million and $5.3 million, respectively. All the costs associated with the Credits have been fully expensed as of the effective date of the termination.

Included in liabilities of discontinued operations at June 30, 2015 and September 30, 2014 are unused Credits of approximately $0.2 million and $0.7 million, respectively.

9. Discontinued Operations

Effective March 28, 2013, the Company discontinued its auctions program. As a result, the operating results for the auctions program have been reclassified as income from discontinued operations in the consolidated statements of operations as follows:

	For the years ended September 30,
	2014	2013
Revenues:
Bidding Credits used in auctions	$-	$22,390,910
Bidding Credits broken in auctions	-	3,075,312
Credits breakage recognized	5,601,656	-
Gross revenues	5,601,656	25,466,222
Sale of goods and handling fees	-	1,668,897
Auctioned value of gift cards	-	706,913,874
Less: Cost of gift cards auctioned	-	(724,264,261)
Net auctioned value of gift cards	-	(15,681,490)
Net revenues	5,601,656	9,784,732

Cost of revenues:
Commissions paid on sales of Credits	-	7,174,715
Cost of goods sold at auctions	-	63,086
Total cost of revenues	-	7,237,801

Income from discontinued operations	5,601,656	2,546,931
Income taxes	-	-
Income from discontinued operations, net of taxes	$5,601,656	$2,546,931

Included in Liabilities of discontinued operations at September 30, 2014 and 2013 are unused Credits of approximately $0.7 million and $6.4 million, respectively. All the costs associated with unused Credits following the termination of the auctions have been fully expensed as of the effective date of the termination. Credits breakage associated with inactive Business Associates are recognized as revenues after twelve months or when waivers and releases are obtained from Business Associates who have opted to accept any replacement program.